UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:  __________
     This Amendment (Check only one.):     [ ] is a restatement
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          InterOcean Capital, LLC
Address:       221 N. LaSalle Street, Suite 900
               Chicago, IL  60601

Form 13F File Number:  028-14729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey S. Camp
Title:    Chief Financial Officer
Phone:    312.648.1720

Signature, Place, and Date of Signing:

/s/Jeffrey S. Camp                Chicago, IL                May 15, 2012


Report Type (Check only one):

[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     53

Form 13F Information Table Value Total:     $128,369

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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


FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTURY HOLDING CO        COM              90136q100       78    17275 SH       Sole                    17275
ABBOTT LABORATORIES            COM              002824100     2709    44201 SH       Sole                    39291              4910
APPLE INC                      COM              037833100      408      681 SH       Sole                      681
BANK OF AMERICA CORP           COM              060505104      135    14100 SH       Sole                    11300              2800
BERKSHIRE HATHAWAY B NEW CLASS COM              084670702     7131    87874 SH       Sole                    76484             11390
BHP BILLITON LTD ADR F SPONSOR COM              088606108      946    13070 SH       Sole                    11950              1120
BOEING CO                      COM              097023105     1444    19410 SH       Sole                    17720              1690
CATERPILLAR INC                COM              149123101     1039     9750 SH       Sole                     9320               430
CHEVRON CORPORATION            COM              166764100      999     9320 SH       Sole                     8020              1300
CISCO SYSTEMS INC              COM              17275r102     5839   276091 SH       Sole                   225991             50100
COCA COLA COMPANY              COM              191216100     1300    17564 SH       Sole                    15734              1830
COCA COLA ENT NEW              COM              19122t109      239     8370 SH       Sole                     7010              1360
CONOCOPHILLIPS                 COM              20825C104     4947    65082 SH       Sole                    58622              6460
DISNEY WALT CO                 COM              254687106     3225    73675 SH       Sole                    70105              3570
DU PONT E I DE NEMOUR&CO       COM              263534109     3213    60738 SH       Sole                    57318              3420
EMERSON ELECTRIC CO            COM              291011104      593    11360 SH       Sole                     7840              3520
EXELON CORPORATION             COM              30161n101     5338   136128 SH       Sole                   115678             20450
EXXON MOBIL CORPORATION        COM              30231g102     6681    77033 SH       Sole                    70713              6320
FEDEX CORPORATION              COM              31428X106     4985    54208 SH       Sole                    46838              7370
GENERAL DYNAMICS CORP          COM              369550108     2566    34967 SH       Sole                    28197              6770
GENERAL ELECTRIC COMPANY       COM              369604103      463    23070 SH       Sole                    13370              9700
GENERAL MILLS INC              COM              370334104     2604    66009 SH       Sole                    60249              5760
GOLDMAN SACHS GROUP INC        COM              38141G104     2966    23845 SH       Sole                    22280              1565
GOOGLE INC CLASS A             COM              38259p508     2015     3143 SH       Sole                     3019               124
HERSHEY COMPANY                COM              427866108      516     8420 SH       Sole                     7200              1220
HEWLETT-PACKARD COMPANY        COM              428236103     1248    52386 SH       Sole                    45016              7370
ILLINOIS TOOL WORKS INC        COM              452308109      608    10650 SH       Sole                     8550              2100
INTEL CORP                     COM              458140100     6010   213749 SH       Sole                   193369             20380
ISHARES MSCI EMRG MKT FD EMERG COM              464287234      541    12600 SH       Sole                    12600
ISHARES TR S&P 100 INDEX S & P COM              464287101      738    11518 SH       Sole                    10018              1500
ISHARES TRUST IBOXX $ HIGH YIE COM              464288513      567     6249 SH       Sole                     6249
ISHARES TRUST RUSSELL 2000 IND COM              464287655      207     2500 SH       Sole                     2500
JOHNSON & JOHNSON              COM              478160104     5493    83280 SH       Sole                    73800              9480
JPMORGAN CHASE & CO            COM              46625h100     4236    92123 SH       Sole                    80713             11410
KRAFT FOODS INC                COM              50075N104     1154    30370 SH       Sole                    29770               600
MICROSOFT CORP                 COM              594918104     7459   231265 SH       Sole                   201205             30060
ORACLE CORPORATION             COM              68389X105      998    34210 SH       Sole                    31200              3010
PEPSICO INCORPORATED           COM              713448108     5266    79370 SH       Sole                    69260             10110
PIMCO EXCH TRADED FUND 1-5 YR  COM              72201r205      331     6120 SH       Sole                     6120
PROCTER & GAMBLE               COM              742718109     6098    90735 SH       Sole                    84065              6670
PROSHS ULTRASHORT EURO         COM              74347W882      632    33290 SH       Sole                    25550              7740
QUALCOMM INC                   COM              747525103      474     6965 SH       Sole                     6465               500
S P D R S&P 500 ETF TR EXPIRIN COM              78462F103     2354    16718 SH       Sole                    15713              1005
SECTOR SPDR ENGY SELECT SHARES COM              81369Y506      354     4940 SH       Sole                     4660               280
SECTOR SPDR TECH SELECT SHARES COM              81369y803     1059    35127 SH       Sole                    31927              3200
SPDR GOLD TRUST SPDR GOLD SHAR COM              78463v107      213     1311 SH       Sole                     1311
TARGET CORPORATION             COM              87612e106     2920    50120 SH       Sole                    44010              6110
THE SOUTHERN COMPANY           COM              842587107     4577   101880 SH       Sole                    90270             11610
TIME WARNER INC NEW            COM              887317303     2532    67084 SH       Sole                    66071              1013
VANGUARD MSCI EMERGING MARKETS COM              922042858      343     7900 SH       Sole                     7900
VANGUARD TOTAL STOCK MKT       COM              922908769     6141    84987 SH       Sole                    84987
WAL-MART STORES INC            COM              931142103     3434    56119 SH       Sole                    51989              4130
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